Commitments and Contingencies	3 Months Ended	6 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies

Note 9 – Commitments and Contingencies

From time to time, we may be involved in litigation relating to claims arising out of our operation in the normal course of business. As of March 31, 2017, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on results of our operations.

Save on Transport Inc [Member]
Commitments and Contingencies

Note 5 — Commitments and Contingencies

From time to time, we may be involved in litigation relating to claims arising out of our operation in the normal course of business. As of December 31, 2016, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on results of our operations.